COMMITMENTS AND CONTINGENCIES	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Commitments and Contingencies Disclosure [Abstract]
COMMITMENTS AND CONTINGENCIES

9. COMMITMENTS AND CONTINGENCIES

The Company rents office space on a yearly basis with a monthly rent payment in the amount of $550.

In the normal course of business, the Company may be involved in legal proceedings, claims and assessments arising. Such matters are subject to many uncertainties, and outcomes are not predictable with assurance. In the opinion of management, the ultimate disposition of these matters will not have a material adverse effect on the Company’s financial position or results of operations.

As of June 30, 2021, there were no legal proceedings against the Company.

9. COMMITMENTS AND CONTINGENCIES

The Company rents office space on a yearly basis with a monthly rent payment in the amount of $550.

In the normal course of business, the Company may be involved in legal proceedings, claims and assessments arising. Such matters are subject to many uncertainties, and outcomes are not predictable with assurance. In the opinion of management, the ultimate disposition of these matters will not have a material adverse effect on the Company’s financial position or results of operations.

As of December 31, 2020, there were no legal proceedings against the Company.